Cover	6 Months Ended
May 31, 2023
Cover [Abstract]
Entity Registrant Name	Intellipharmaceutics International Inc.
Entity Central Index Key	0001474835
Document Type	6-K
Amendment Flag	false
Current Fiscal Year End Date	--11-30
Document Period End Date	May 31, 2023
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2023
Entity File Number	000-53805